Income Tax - Schedule of income tax provision (Detail)	5 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 0
Deferred	(24,850)
State
Current	0
Deferred	0
Change in valuation allowance	24,850
Income tax provision	$ 0